Document and entity information	Oct. 28, 2021	Jul. 29, 2021
Document Information [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Oct. 28, 2021
Document Fiscal Year Focus		2021
Document Fiscal Period Focus		Q2
Entity Central Index Key		0001722482
Entity File Number		001-38912
Entity Registrant Name		Avantor, Inc.
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		82-2758923
Entity Address, Address Line One		Radnor Corporate Center, Building One, Suite 200
Entity Address, Address Line Two		100 Matsonford Road
Entity Address, City or Town		Radnor
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19087
City Area Code		(610)
Local Phone Number		386-1700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Stock
Document Information [Line Items]
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		AVTR
Security Exchange Name		NYSE
Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		6.250% Series A Mandatory Convertible Preferred Stock, $0.01 par value
Trading Symbol		AVTR PRA
Security Exchange Name		NYSE